UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Portfolio 21
SCHEDULE OF INVESTMENTS at September, 30 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 87.7%
	Automobiles & Components: 1.0%
11,625	Ballard Power Systems, Inc. (Canada) (a)	$57,893
16,500	Fuel Systems Solutions, Inc. (United States) (a)	294,690
18,000	Johnson Controls, Inc. (United States)	2,125,980
		2,478,563
	Banks: 6.3%
70,000	Dexia - Brussels Exchange (Belgium)	2,119,371
10,000	Dexia - Paris Exchange (Belgium)	303,138
60,000	ForeningsSparbanken AB (Sweden)	2,003,280
285,000	HSBC Holdings PLC (United Kingdom)	5,263,233
20,000	Royal Bank Of Canada (Canada) (a)	1,106,922
370,000	UniCredito Italiano SpA (Italy)	3,167,487
96,000	Westpac Banking Corp. (Australia)	2,418,919
		16,382,350
	Capital Goods: 12.3%
5,500	Acciona SA (Spain)	1,492,088
240,000	Atlas Copco AB - Class A (Sweden) (a)	4,134,808
50,000	Basin Water, Inc. (United States) (a)	591,500
3,000	Energy Conversion Devices, Inc. (United States) (a)	68,160
250,000	Hyflux (Singapore)	483,337
121,800	JM AB (Sweden)	2,942,471
45,000	Kurita Water Industries Ltd (Japan)	1,517,548
150,000	Mitsubishi Electric Corp. (Japan)	1,871,295
10,600	Plug Power, Inc. (United States) (a)	32,860
18,000	Schneider Electric SA (France)	2,272,817
34,000	Siemens AG - Registered Shares (Germany)	4,655,014
87,000	Skanska AB - Class B (Sweden)	1,726,520
213,300	SKF AB - Class B (Sweden)	4,483,488
12,000	Suntech Power Holdings Co., Ltd. - ADR (China) (a)	478,800
26,000	Trex Co., Inc. (United States) (a)	289,120
41,900	Vestas Wind Systems A/S (Denmark) (a)	3,312,335
40,750	Volvo AB - ADR (Sweden)	707,012
37,500	Volvo AB - Class B (Sweden)	650,750
		31,709,923
	Commercial Services & Supplies: 1.0%
150,000	Biffa PLC (United Kingdom)	678,525
43,800	Herman Miller, Inc. (United States)	1,188,732
100,000	Tomra Systems ASA (Norway)	722,062
		2,589,319
	Consumer Durables & Apparel: 6.7%
100,000	Barratt Developments Plc (United Kingdom)	1,529,198
102,000	Electrolux AB - Class B (Sweden)	2,163,110
180,000	Husqvarna AB - Class A (Sweden)	2,320,327
54,000	Husqvarna AB - Class B (Sweden)	686,516
30,000	Interface, Inc. - Class A (United States)	541,500
43,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	1,932,420
35,000	Matsushita Electric Industrial Co. Ltd. (Japan)	650,193
46,000	Nike, Inc. (United States)	2,698,360
105,000	Sharp Corp. (Japan)	1,897,717
35,200	Shimano, Inc. (Japan)	1,227,884
35,000	Sony Corp. - ADR (Japan)	1,682,100
		17,329,325
	Diversified Financials: 2.7%
2,600	Deutsche Bank AG (Germany)	333,814
26,000	Deutsche Bank AG - GDR (Germany)	3,339,297
64,000	UBS AG - GDR (Switzerland)	3,408,000
		7,081,111
	Food & Staples Retailing: 1.3%
50,000	United Natural Foods, Inc. (United States) (a)	1,361,000
40,000	Whole Foods Market, Inc. (United States)	1,958,400
		3,319,400
	Health Care Equipment & Services: 2.1%
75,000	Baxter International, Inc. (United States)	4,221,000
30,000	Olympus Corp. (Japan)	1,227,671
		5,448,671
	Household & Personal Products: 0.9%
60,000	Kao Corp. (Japan)	1,788,444
50,000	Natura Cosmeticos (Brazil)	600,109
		2,388,553
	Insurance: 4.4%
135,000	Aviva PLC (United Kingdom)	2,024,147
375,000	Friends Provident PLC (United Kingdom)	1,315,966
9,000	Muenchener Rueckversicherungs AG (Germany)	1,722,896
125,000	Sompo Japan Insurance, Inc. (Japan)	1,429,655
138,000	Storebrand ASA (Norway)	2,143,235
32,000	Swiss Reinsurance (Switzerland)	2,845,723
		11,481,622
	Materials: 10.1%
19,000	Air Liquide (France)	2,540,702
24,900	Air Products & Chemicals, Inc. (United States)	2,434,224
16,000	Linde AG (Germany)	1,996,727
34,000	Novozymes A/S - Class B (Denmark)	4,278,356
50,000	Praxair, Inc. (United States)	4,188,000
43,000	Schnitzer Steel Industries, Inc. (United States)	3,151,470
107,000	Stora Enso OYJ - R Shares (Finland)	2,077,689
161,790	Svenska Cellulosa AB - Class B (Sweden)	3,009,638
500,000	Teijin Ltd. (Japan)	2,434,113
		26,110,919
	Media: 0.9%
100,000	British Sky Broadcasting Group Plc (United Kingdom)	1,422,398
80,000	Reed Elsevier PLC (United Kingdom)	1,011,342
		2,433,740
	Pharmaceuticals & Biotechnology: 5.6%
110,200	Bristol-Myers Squibb Co. (United States)	3,175,964
90,000	Novartis AG (Switzerland)	4,951,198
13,800	Novo-Nordisk A/S - ADR (Denmark)	1,670,352
38,000	Novo-Nordisk A/S - Class B (Denmark)	4,595,641
		14,393,155
	Real Estate: 1.4%
75,000	British Land Co. PLC (United Kingdom)	1,794,515
39,870	Potlatch Corp. (United States)	1,795,346
		3,589,861
	Retailing: 3.9%
32,000	Hennes & Mauritz AB - Class B (Sweden)	2,026,131
700,000	Kingfisher PLC (United Kingdom)	2,561,459
100,000	Marks & Spencer Group Plc (United Kingdom)	1,257,681
195,000	Staples, Inc. (United States)	4,190,550
		10,035,821
	Semiconductors & Semiconductor Equipment: 3.3%
31,000	Advanced Micro Devices, Inc. (United States) (a)	409,200
115,000	Applied Materials, Inc. (United States)	2,380,500
135,000	Intel Corp. (United States)	3,491,100
124,000	STMicroelectronics NV - ADR (Switzerland)	2,077,000
7,223	Verigy Ltd (Singapore) (a)	178,480
		8,536,280

	Software & Services: 0.8%
49,000	Adobe Systems, Inc. (United States) (a)	2,139,340

	Technology Hardware & Equipment: 12.5%
105,210	Agilent Technologies, Inc. (United States) (a)	3,880,145
86,050	Canon, Inc. (Japan)	4,669,537
92,000	Dell, Inc. (United States) (a)	2,539,200
25,000	EMC Corp. (United States) (a)	520,000
42,000	Ericsson Telephone Co. - ADR (United States)	1,671,600
62,300	Hewlett-Packard Co. (United States)	3,101,917
46,000	International Business Machines Corp. (United States)	5,418,800
100,000	NEC Corp. (Japan)	483,357
197,600	Nokia OYJ - ADR (Finland)	7,494,968
2,350	Nortel Networks Corp. (Canada) (a)	39,903
30,000	Ricoh Co., Ltd. (Japan)	631,380
7,000	Sunpower Corp. - Class A (United States) (a)	579,740
78,900	Xerox Corp. (United States) (a)	1,368,126
		32,398,673
	Telecommunication Services: 2.6%
300,000	BT Group PLC (United Kingdom)	1,882,300
3,300	Swisscom AG (Switzerland)	1,253,193
81,000	Telefonica SA (Spain)	2,262,987
315,000	Telstra Corp., Ltd. (Australia)	1,214,633
		6,613,113
	Transportation: 4.0%
24,000	Canadian Pacific Railway Ltd. (Canada) (a)	1,689,036
98,000	Deutsche Post AG (Germany)	2,842,849
370	East Japan Railway Co. (Japan)	2,916,973
80,000	Mitsui OSK Lines Ltd. (Japan)	1,287,257
375,000	MTR Corp. (Hong Kong)	1,114,668
23,000	National Express Group (United Kingdom)	579,940
		10,430,723
	Utilities: 3.9%
110,000	National Grid PLC (United Kingdom)	1,759,764
40,000	Oest Elektrizitats (Austria)	2,308,146
24,000	Ormat Technologies, Inc. (United States)	1,112,160
40,000	Red Electrica De Espana (Spain)	2,069,573
92,000	Severn Trent PLC (United Kingdom)	2,641,495
40,049	Trustpower Ltd. (New Zealand)	257,910
		10,149,048
	TOTAL COMMON STOCKS
	(Cost $165,808,881)	227,039,510

	PREFERRED STOCK: 1.8%
	Household & Personal Products: 1.8%
90,000	Henkel KGaA	4,618,371
	TOTAL PREFERRED STOCK
	(Cost $2,809,413)	4,618,371

	SHORT-TERM INVESTMENTS: 9.8%
	Certificates of Deposit: 1.2%
	New Resource Bank
100,000	4.150%, 12/21/2007	100,000
300,000	4.500%, 02/21/2008	300,000
300,000	4.400%, 04/24/2008	300,000
500,000	4.130%, 07/24/2008	500,000
	Permaculture
24,284	1.000%, 03/27/2008	24,284
	Self-Help Credit Union
100,000	4.820% 08/20/2008	100,000
	Shorebank
200,000	4.350% 10/18/2007	200,000
95,000	4.470% 11/08/2007	95,000
100,000	4.530% 11/30/2007	100,000
200,000	4.450% 02/14/2008	200,000
100,000	4.450% 02/28/2008	100,000
300,000	4.380% 03/27/2008	300,000
200,000	4.530% 04/24/2008	200,000
95,000	3.941% 07/20/08	95,000
286,650	4.650% 08/14/2008	286,650
	Wainwright
100,000	4.360% 01/18/2008	100,000
		3,000,934
	Money Market: 8.6%
22,328,390	Fidelity Money Market Portfolio	22,328,390
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,329,324)	25,329,324

	TOTAL INVESTMENTS IN SECURITIES: 99.3%
	(Cost $193,947,618)	256,987,205
	Other Assets in Excess of Liabilities: 0.7%	1,827,338
	TOTAL NET ASSETS: 100.0%	$258,814,543

(a)	Non-income producing security.
ADR	American Depository Receipt
GDR	Global Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows:
Cost of investments	193,947,618
Gross unrealized appreciation	69,710,784
Gross unrealized depreciation	(6,671,197)
Net unrealized appreciation	$63,039,587
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Country	Percent of Net Assets
Australia	1.40
Austria	0.89
Belgium	0.94
Brazil	0.23
Canada	1.12
China	0.18
Denmark	5.35
Finland	3.70
France	1.86
Germany	7.54
Hong Kong	0.43
Italy	1.22
Japan	9.94
Netherlands	0.75
New Zealand	0.10
Norway	1.11
Singapore	0.26
Spain	2.25
Sweden	11.02
Switzerland	5.62
United Kingdom	9.94
United States	33.45
Other Assets In Excess of Liabilities	0.70
100.00

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Robert M Slotky
Robert M. Slotky, President

Date  November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  November 29, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  November 29, 2007

* Print the name and title of each signing officer under his or her signature.